Cover	Aug. 21, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 22, 2023, LQR House Inc., a Nevada Corporation (“LQR”) filed a Current Report on Form 8-K (the “Original 8-K”) announcing the appointment of Jay Dhaliwal to the Board of Directors (the “Board”) dated August 21, 2023. The Original 8-K is being amended by this Current Report on Form 8-K/A in its entirety.
Document Period End Date	Aug. 21, 2023
Entity File Number	001-41778
Entity Registrant Name	LQR HOUSE INC.
Entity Central Index Key	0001843165
Entity Tax Identification Number	86-1604197
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6800 Indian Creek Dr. Suite 1E
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33141
City Area Code	786
Local Phone Number	389-9771
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	LQR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false